Fees Summary	Aug. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 172,500,000.00
Previously Paid Amount	0.00
Total Fee Amount	26,409.75
Total Offset Amount	0.00
Net Fee	$ 26,409.75